DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - USD ($)	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Oct. 23, 2025	Oct. 28, 2024
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DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — Description of Organization and Business Operations

Business Operations

DTSQ Purchaser Inc. (the “Company”, “Purchaser” or “PubCo”) is a Delaware company formed by DT Cloud Star Acquisition Corporation (the “Parent” or “DT Cloud Star”) on January 29, 2026 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 1,500,000,000 shares of stock, including:

●	800,000,000 shares of Class A Common Stock, par value $0.00001 per share;
●	200,000,000 shares of Class B Common Stock, par value $0.00001 per share;
●	500,000,000 shares of Preferred Stock, par value $0.00001 per share.

The Company’s sole purpose is to serve as the surviving entity in connection with a proposed business combination with PrimeGen US, Inc. (the “Business Combination”). As of the date of these financial statements, the Company has not engaged in any substantive operations or revenue-generating activities.

Going Concern

The Company was formed by the Parent. The Parent has until October 26, 2026 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by October 26, 2026, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of October 26, 2026 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Description of Organization and Business Operations

Business Operations

DTSQ Purchaser Inc. (the “Company” , “Purchaser” or “PubCo”) is a Delaware company formed by DT Cloud Star Acquisition Corporation (the “Parent” or “DT Cloud Star”) on January 29, 2026 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 1,500,000,000 shares of stock, including:

●	800,000,000 shares of Class A Common Stock, par value $0.00001 per share;
●	200,000,000 shares of Class B Common Stock, par value $0.00001 per share;
●	500,000,000 shares of Preferred Stock, par value $0.00001 per share.

The Company’s sole purpose is to serve as the surviving entity in connection with a proposed business combination with PrimeGen US, Inc. (the “Business Combination”). As of the date of these financial statements, the Company has not engaged in any substantive operations or revenue-generating activities.

Going Concern

The Company was formed by the Parent. The Parent has until October 26, 2026 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by October 26, 2026, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of October 26, 2026 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

DT Cloud Star Acquisition Corp [Member]
DescriptionOfBusinessLineItem [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

DT Cloud Star Acquisition Corporation (the “Company”) is a blank check company. It was incorporated as a Cayman Islands exempted company on November 29, 2022, with the original name of Infinity Star Acquisition Corporation at inception. The name was changed to DT Cloud Star Acquisition Corporation on January 31, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

The Company is an early-stage company and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage companies and emerging growth companies. The Company has selected December 31 as its fiscal year end.

The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on July 24, 2024. On July 26, 2024, the Company consummated the Initial Public Offering of 6,900,000 units (the “Public Units”), which includes 900,000 Public Units upon the full exercise by the underwriter of its over-allotment option, at $10.00 per Public Unit, generating gross proceeds of $69,000,000 to the Company. Each Public Unit consists of one ordinary share and one right (“Public Rights”). Each whole Public Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of initial business combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 206,900 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to DT Cloud Star Management Limited (the “Sponsor”), generating gross proceeds of $2,069,000 to the Company. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of the initial business combination.

Transaction costs amounted to $2,175,819, consisting of $1,035,000 of underwriting commissions, $690,000 of deferred underwriting commissions and $450,819 of other offering costs.

Trust Account

Following the closing of the Initial Public Offering, the aggregate amount of $69,000,000 ($10.00 per Public Unit) was held in a trust account (“Trust Account”) established for the benefit of the Company’s public shareholders and maintained by Wilmington Trust, acting as trustee. The fund will be invested only in U.S. government treasury bills, with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds in the Trust Account will not be released until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to (A) modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 15 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete its initial Business Combination within 15 months from the closing of the Initial Public Offering, subject to applicable law.

The balances in the Trust Account as of June 30, 2026 and December 31, 2025 were $18,421,078 and $17,876,466, respectively.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with an initial Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the public shares without the Company’s prior written consent.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The shareholders will be entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per public share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their public shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s rights. The ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as described in Note 5) (as defined the “initial shareholders”) are identical to the ordinary shares included in the units being sold in this offering except that the founder shares are subject to certain transfer restrictions, as described in more detail below: the Sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) to waive their redemption rights with respect to any founder shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of obligation to provide for the redemption of public shares in connection with an initial business combination or to redeem 100% of public shares if the Company have not consummated the initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fail to complete the initial business combination within 15 months from the closing of this offering (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fail to complete the initial business combination within the prescribed time frame).

On October 22, 2025, the Company entered into an amendment (the “Trust Amendment”) to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Amendment, the Company has the right to extend the time for it to complete its Business Combination (the “Combination Period”) under the Trust Agreement for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the Trust Account $75,000 for all remaining public shares (the “Extension Payment”) for each one-month extension. On October 23, 2025, the Company deposited the initial payment of $75,000 in the Trust Account, to initially extend the date by which the Company can complete an initial business combination by one month to November 26, 2025. As of March 31, 2026, the Company further extended the time to consummate our initial business combination to March 26, 2026.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable), which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.00.

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the “Proposed Public Offering” against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On February 2, 2026, the Company entered into a Business Combination Agreement (the “BCA”) with DTSQ Purchaser Inc., a Delaware corporation and our wholly owned subsidiary (“Purchaser”), DTSQ Merger Sub Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”), and PrimeGen US, Inc., a Delaware corporation (the “Target”). Pursuant to the BCA, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the BCA (the “Closing”), (i) the Company shall merge with and into the Purchaser (the “Redomestication Merger”), with Purchaser surviving the Redomestication Merger; and (ii) at least one business day subsequent to the consummation of the Redomestication Merger, Merger Sub shall merge with and into the Company (the “Acquisition Merger” and together with the Redomestication Merger, the “Mergers”), with the Target surviving the Acquisition Merger (the “Surviving Corporation”). As of the date of issuance of these financial statements, the business combination contemplated by the BCA has not been consummated.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Pursuant to the BCA, (a) at the effective time of Redomestication Merger (the “Redomestication Merger Effective Time”), (i) all the issued and outstanding units of DT Cloud Star (the “Parent Units”) immediately prior to the Redomestication Merger Effective Time will separate into their individual components of the ordinary share of DT Cloud Star (the “Parent Ordinary Share”) and the rights of DT Cloud Star (the “Parent Rights”) and will cease separate existence and trading, and (ii) each issued and outstanding Parent Right immediately prior to the Redomestication Merger Effective Time shall be converted into one right of the Purchaser to receive one-ninth (1/9) of one share of Class A common stock of the Purchaser (the “Purchaser Class A Common Stock”); (b) at the Redomestication Merger Effective Time, each issued and outstanding Parent Ordinary Share, other than certain excluded shares and dissenting shares, immediately prior to the Redomestication Merger Effective Time shall be converted automatically into one share of Purchaser Class A Common Stock; and (c) at the Redomestication Merger Effective Time, Purchaser shall issue warrants to purchase a total of an additional 1,931,900 shares of Purchaser Class A Common Stock (the “Non-Redemption Warrants”) to (x) those DT Cloud Star public shareholders which, as of a time immediately prior to the Redomestication Merger Effective Time, have not tendered their Parent Ordinary Shares in the redemption and (y) all other holders of Parent Ordinary Shares immediately prior to the Redomestication Merger (including, without limitation, the sponsor, other insiders and holders of other Parent Ordinary Shares that are not public Parent Ordinary Shares) (each, an “Eligible Warrant Recipient”).

At the effective time of the Acquisition Merger (the “Acquisition Merger Effective Time”), Purchaser will issue to Company stockholders an aggregate number of Purchaser Class A Common Stock valued at the “Purchase Price,” calculated as (a) $1,489,800,000 less (b) adjustments for outstanding Company warrants (the “Company Warrant”) and Company stock options (the “Company Stock Option”) based on the redemption price less applicable exercise prices. Each share of Purchaser common stock (the “Purchaser Common Stock”) is valued at the redemption price. Each Company stockholder will receive its pro rata share of this “Merger Consideration,” with holders of Company Class A Common Stock (the “Company Class A Common Stock”) receiving Purchaser Class A Common Stock and holders of Company Class B common stock (the “Company Class B Common Stock”) receiving Purchaser Class B common stock (the “Purchaser Class B Common Stock”).

Liquidity and Capital Resources

On July 26, 2024, we consummated the initial public offering of 6,900,000 Units, which includes the exercise in full by the underwriters of their over-allotment option to purchase up to an additional 900,000 Units on July 25, 2024. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $69,000,000. Simultaneously with the closing of our initial public offering on July 26, 2024, we consummated the private placement with the Sponsor of 206,900 private units at a price of $10.00 per private unit, generating total gross proceeds of $2,069,000.

Following our initial public offering and the private placement, a total of $69,000,000 of the net proceeds were deposited in the trust account. We intend to use substantially all of the funds held in the trust account, including any amounts representing interest earned on the trust account (excluding deferred underwriting commissions and less taxes payable) to complete our initial business combination. We may withdraw interest from the trust account to pay our taxes. To the extent that our equity or debt is used, in whole or in part, as consideration to complete our initial business combination, the remaining proceeds held in the trust account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue our growth strategies. We intend to use the funds held outside the trust account primarily for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the business combination.

For the six months ended June 30, 2026, cash used in operating activities was $120, primarily due to the Company’s operating expenditures, which offset payments made by the sponsor during the period. As of June 30, 2026, we had cash at bank of $341.

On June 30, 2026, the Company had working capital deficit of $980,611, excluding deferred underwriting commissions and the available cash held in the Trust Account for marketable securities, which indicated a lack of liquidity it needed to sustain operations for a reasonable period of time, which was considered to be one year from the issuance of the financial statements.

In order to fund working capital deficiencies or finance transaction costs in connection with an initial business combination, our sponsor, officers, directors, or their affiliates may, but are not obligated to, loan us funds as may be required. If we complete our initial business combination, we will repay such loaned amounts. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment.

On October 28, 2024, we issued an unsecured promissory note to the sponsor, pursuant to which we may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of the initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit. On July 29, 2025, we entered into a Letter Agreement to the Working Capital Loan Note (the “Letter Agreement”) with the sponsor, pursuant to which we and the sponsor agreed to terminate the Working Capital Loan Note and confirmed that the outstanding amount that we borrowed under the Promissory Note was $nil.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

On February 2, 2026, we entered into a Business Combination Agreement (the “BCA”) with PrimeGen US, Inc. and certain other parties, pursuant to which we intend to consummate our initial business combination through a series of merger transactions. Management believes that the consummation of the proposed business combination, if completed, would provide us with an operating business and additional capital resources. However, the completion of the proposed business combination is subject to customary closing conditions, including regulatory approvals and shareholder approval, and there can be no assurance that the transaction will be consummated. Accordingly, the matters described above do not alleviate the substantial doubt about our ability to continue as a going concern.

Additionally, during the shareholder meeting, a total of 5,247,491 shares of common stock were tendered for redemption. This redemption of public shares resulted in a significant reduction in the number of outstanding public shares and has impacted the Company’s available liquidity. Management is actively managing the Company’s cash resources to ensure that sufficient funds are available to meet the minimum cash condition required to consummate the business combination.

The redemption of public shares, together with the extension of the business combination deadline, provides the Company with additional time to pursue suitable acquisition targets. However, the redemption activity has reduced the amount of cash available outside of the Trust Account, and any further redemptions could further impact the Company’s liquidity position and its ability to consummate the business combination. To support its ongoing liquidity needs and fund operating and transaction-related expenses, the Company plans to issue additional promissory notes to the Sponsor or its affiliates, subject to mutually agreed terms. The Company will continue to closely monitor its liquidity position and take appropriate actions to ensure that it maintains sufficient capital resources to complete the business combination.

Going Concern Consideration and Management Liquidity Plans

The Company initially had 15 months from the consummation of the Initial Public Offering to consummate the initial Business Combination. If the Company does not complete a Business Combination within 15 months from the consummation of the Initial Public Offering, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Memorandum and Articles of Association. As a result, this has the same effect as if the Company had formally gone through a voluntary liquidation procedure under the Companies Act (As Revised) of the Cayman Islands. Accordingly, no vote would be required from our shareholders to commence such a voluntary winding up, dissolution and liquidation.

On October 22, 2025, the Company entered into an amendment (the “Trust Amendment”) to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Amendment, the Company has the right to extend the time for it to complete its Business Combination (the “Combination Period”) under the Trust Agreement for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the Trust Account $75,000 for all remaining public shares (the “Extension Payment”) for each one-month extension. On October 23, 2025, the Company deposited the initial payment of $75,000 in the Trust Account, to initially extend the date by which the Company can complete an initial business combination by one month to November 26, 2025. As of the date of this report, the Company further extended the time to consummate our initial business combination to July 26, 2026.

If the Company is unable to consummate the Company’s initial Business Combination by October 26, 2026 (unless further extended), the Company will, as promptly as possible but not more than ten business days thereafter, redeem 100% of the Company’s outstanding public shares for a pro rata portion of the funds held in the Trust Account, including a pro rata portion of any interest earned on the funds held in the Trust Account and not necessary to pay taxes, and then seek to liquidate and dissolve. However, the Company may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of the Company’s public shareholders. In the event of dissolution and liquidation, the Company’s rights will expire and will be worthless.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. On October 28, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of the initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit. On July 29, 2025, the Company entered into a letter agreement to the Promissory Note with the Sponsor, pursuant to which the Company and the Sponsor agreed to terminate the Promissory Note and confirmed that the outstanding amount that the Company borrowed under the Promissory Note was nil. On October 23, 2025, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $75,000, in exchange for Sponsor depositing such amount into the Trust Account in order to extend the amount of time it has available to complete a Business Combination.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial business combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern.

As indicated in the accompanying financial statements, the Company currently has a negative working capital, and projected expenses are beyond the cash available through the earlier of the consummation of the initial Business Combination or one year from the issuance date of this financial statements. There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statement does not include any adjustments that might result from the outcome of the uncertainty.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

DT Cloud Star Acquisition Corporation (the “Company”) is a blank check company. It was incorporated as a Cayman Islands exempted company on November 29, 2022, with the original name of Infinity Star Acquisition Corporation at inception. The name was changed to DT Cloud Star Acquisition Corporation on January 31, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

The Company is an early-stage company and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage companies and emerging growth companies. The Company has selected December 31 as its fiscal year end.

The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on July 24, 2024. On July 26, 2024, the Company consummated the Initial Public Offering of 6,900,000 units (the “Public Units”), which includes 900,000 Public Units upon the full exercise by the underwriter of its over-allotment option, at $10.00 per Public Unit, generating gross proceeds of $69,000,000 to the Company. Each Public Unit consists of one ordinary share and one right (“Public Rights”). Each whole Public Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of initial business combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 206,900 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to DT Cloud Star Management Limited (the “Sponsor”), generating gross proceeds of $2,069,000 to the Company. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of the initial business combination.

Transaction costs amounted to $2,175,819, consisting of $1,035,000 of underwriting commissions, $690,000 of deferred underwriting commissions and $450,819 of other offering costs.

Trust Account

Following the closing of the Initial Public Offering, the aggregate amount of $69,000,000 ($10.00 per Public Unit) was held in a trust account (“Trust Account”) established for the benefit of the Company’s public shareholders and maintained by Wilmington Trust, acting as trustee. The fund will be invested only in U.S. government treasury bills, with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds in the Trust Account will not be released until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to (A) modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 15 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete its initial Business Combination within 15 months from the closing of the Initial Public Offering, subject to applicable law.

Interest income is recognized for earnings generated from all debt instruments in trust including U.S. Treasury money market funds, treasury bills and cash deposits irrespective of custodian’s description of periodic distribution as dividend. Dividend income is only recognized upon cash distribution declared on equity instruments, equity ETF and REITs. Interest and dividend derived from trust investments shall be separately disclosed either on Statement of Operations or accompanying footnotes per Regulation S-X Rule 5-03.

On October 22, 2025, the Company entered into an amendment to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Agreement, the Company have the right to extend the time for us to complete our initial business combination for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the trust account $75,000 for all remaining public shares for each one-month extension. On October 23, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of $75,000 (the “Note”) to the sponsor, in exchange for its depositing such amount into the our trust account in order to extend the amount of time the Company have available to complete the business combination. The Note does not bear interest and matures upon the closing of our business combination. In addition, the Note may be converted by the holder into units identical to the units issued in our initial public offering at a price of $10.00 per unit.

As of December 31, 2025 and 2024, the Company has $17,876,466 and $70,456,287 marketable securities held in the Trust Account, respectively.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with an initial Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the public shares without the Company’s prior written consent.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The shareholders will be entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per public share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their public shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s rights. The ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

The Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as described in Note 5) (as defined the “initial shareholders”) are identical to the ordinary shares included in the units being sold in this offering except that the founder shares are subject to certain transfer restrictions, as described in more detail below: the sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) to waive their redemption rights with respect to any founder shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of obligation to provide for the redemption of public shares in connection with an initial business combination or to redeem 100% of public shares if the Company have not consummated the initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fail to complete the initial business combination within 15 months from the closing of this offering (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fail to complete the initial business combination within the prescribed time frame).

Subsequent to December 31, 2025, on February 2, 2026, the Company entered into a Business Combination Agreement (the “BCA”) with PrimeGen US, Inc. and certain other parties, pursuant to which the Company intends to consummate its initial business combination. The consummation of the proposed business combination is subject to the satisfaction or waiver of customary closing conditions, including, among others, approval by the Company’s shareholders. As of the date of issuance of these financial statements, the business combination contemplated by the BCA has not been consummated.

We initially have 15 months from the closing of our initial public offering to consummate our initial business combination. On October 22, 2025, we entered into an amendment to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Agreement, we have the right to extend the time for us to complete our initial business combination for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the trust account $75,000 for all remaining public shares for each one-month extension.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable), which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.00.

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the “Proposed Public Offering” against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Costs

In connection with the proposed business combination, management has estimated the costs related to the transaction, which include legal, accounting, advisory, and other professional fees. These costs are expensed as incurred and are subject to change depending on the final structure of the business combination and the parties involved. The Company has not yet finalized the total amount of transaction costs, which will be reflected in the financial statements upon the consummation of the business combination.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Going Concern Considerations and Management Liquidity Plans

The Company have incurred and expect to continue to incur significant costs in pursuit of our acquisition plans. The Company initially have 15 months from the closing of our initial public offering to consummate our initial business combination. On October 22, 2025, we entered into an amendment to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Agreement, the Company have the right to extend the time for us to complete our initial business combination for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the trust account $75,000 for all remaining public shares for each one-month extension. If the Company does not complete a Business Combination within 15 months from the consummation of the Initial Public Offering, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Memorandum and Articles of Association. As a result, this has the same effect as if the Company had formally gone through a voluntary liquidation procedure under the Companies Act (As Revised) of the Cayman Islands. Accordingly, no vote would be required from our shareholders to commence such a voluntary winding up, dissolution and liquidation. However, the Company may extend the period of time to consummate a Business Combination. If the Company is unable to consummate the Company’s initial Business Combination by October 26, 2026 (unless further extended), the Company will, as promptly as possible but not more than ten business days thereafter, redeem 100% of the Company’s outstanding public shares for a pro rata portion of the funds held in the Trust Account, including a pro rata portion of any interest earned on the funds held in the Trust Account and not necessary to pay taxes, and then seek to liquidate and dissolve. However, the Company may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of the Company’s public shareholders. In the event of dissolution and liquidation, the Company’s rights will expire and will be worthless.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern.

Subsequent to December 31, 2025, on February 2, 2026, the Company entered into a Business Combination Agreement (the “BCA”) with PrimeGen US, Inc. and certain other parties, pursuant to which the Company intend to consummate our initial business combination through a series of merger transactions. Management believes that the consummation of the proposed business combination, if completed, would provide us with an operating business and additional capital resources. However, the completion of the proposed business combination is subject to customary closing conditions, including regulatory approvals and shareholder approval, and there can be no assurance that the transaction will be consummated. Accordingly, the matters described above do not alleviate the substantial doubt about our ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial business combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern.

On December 31, 2025, the Company had working capital deficit of $361,245, excluding deferred underwriting commissions and the available cash held in the Trust Account for marketable securities, which indicated a lack of liquidity it needed to sustain operations for a reasonable period of time, which was considered to be one year from the issuance of the financial statements.There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statement does not include any adjustments that might result from the outcome of the uncertainty.

DT Cloud Star Acquisition Corp [Member] | Unsecured Promissory Note [Member] | Sponsor [Member]
DescriptionOfBusinessLineItem [Line Items]
Aggregate principal amount					$ 75,000	$ 300,000
Share price per share						$ 10.00
PRIMEGEN US, INC. [Member]
DescriptionOfBusinessLineItem [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. DESCRIPTION OF BUSINESS

PrimeGen US, Inc. (the “Company”), a Delaware company, was formed on January 15, 2019, and is a biotechnology development company, focused in the areas of research, development and marketing in the biomedical industry, with an emphasis on germicide research, adult stem-cell engineering and regenerative cellular replacement therapies. Its majority shareholder is PrimeGen Global, Inc. (“PGG”).

1. DESCRIPTION OF BUSINESS

PrimeGen US, Inc. (the “Company”), a Delaware company, was formed on January 15, 2019, and is a biotechnology development company, focused in the areas of research, development and marketing in the biomedical industry, with an emphasis on germicide research, adult stem-cell engineering and regenerative cellular replacement therapies. Its majority shareholder is PrimeGen Global, Inc. (“PGG”).